UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-02896

Exact name of registrant as specified in charter:	Dryden High Yield Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2005

Date of reporting period:	6/30/2005

Item 1 –	Reports to Stockholders – [ INSERT REPORT ]

Dryden High Yield Fund, Inc.

JUNE 30, 2005	SEMIANNUAL REPORT

FUND TYPE

Junk bond

OBJECTIVES

Current income, and capital appreciation as a secondary objective

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

August 15, 2005

We hope that you find the semiannual report for the Dryden High Yield Fund informative and useful. As a JennisonDryden Mutual Fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden High Yield Fund, Inc.

Dryden High Yield Fund, Inc.	1

Your Fund’s Performance

Fund objectives

The primary investment objective of the Dryden High Yield Fund, Inc. (the Fund) is to maximize current income. As a secondary objective, the Fund seeks capital appreciation, but only when consistent with the Fund’s primary investment objective of current income. There can be no assurance that the Fund will achieve its investment objectives.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 4.50% (Class A shares).

Cumulative Total Returns[1] as of 6/30/05
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	0.25%	9.03%	29.11%	78.59%	218.09%
Class B	0.18	8.68	26.05	69.46	703.87
Class C	0.18	8.68	26.06	69.46	84.48
Class R	N/A	N/A	N/A	N/A	0.42
Class Z	0.55	9.29	31.04	N/A	64.16
Lehman Brothers U.S. Corporate High Yield Index[3]	1.11	10.86	43.34	96.61	***
Lipper High Current Yield Funds Avg.[4]	0.28	8.93	31.41	78.47	****

Average Annual Total Returns[1] as of 6/30/05
		One Year	Five Years	Ten Years	Since Inception[2]
Class A		4.12%	4.28%	5.48%	7.46%
Class B		3.68	4.60	5.42	8.26
Class C		7.68	4.74	5.42	5.77
Class Z		9.29	5.56	N/A	5.45
Lehman Brothers U.S. Corporate High Yield Index[3]		10.86	7.47	6.99	***
Lipper High Current Yield Funds Avg.[4]		8.93	5.46	5.82	****

Distributions and Yields[1] as of 6/30/05
	Total Distributions Paid for 6 Months	30-Day SEC Yield
Class A	$0.21	5.82%
Class B	$0.20	5.58
Class C	$0.20	5.59
Class R	$0.03	N/A
Class Z	$0.22	6.34

2	Visit our website at www.jennisondryden.com

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 4.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class Z shares are not subject to a sales charge.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower. Class A, Class B, Class C and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 0.75%, 1.00% and 0.75% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception dates: Class A, 1/22/90; Class B, 3/29/79; Class C, 8/1/94; Class R, 6/6/05; and Class Z, 3/1/96.

3The Lehman Brothers U.S. Corporate High Yield Index is an unmanaged index of fixed-rate, noninvestment-grade debt securities with at least one year remaining to maturity. It gives a broad look at how high yield (“junk”) bonds have performed.

4The Lipper High Current Yield Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper High Current Yield Funds category for the periods noted. Funds in the Lipper Average aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower-grade debt issues.

The returns for the Lehman Brothers U.S. Corporate High Yield Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

***Lehman Brothers U.S. Corporate High Yield Index Closest Month-End to Inception cumulative total returns are 300.51% for Class A, 677.83% for Class B, 121.93% for Class C, and 82.10% for Class Z. Lehman Brothers U.S. Corporate High Yield Index Closest Month-End to Inception average annual total returns are 9.42% for Class A, 9.77% for Class B, 7.58% for Class C, and 6.63% for Class Z. The Lehman Brothers High Yield Bond Index began on 6/30/83, therefore the return for Class B shares represents an inception return from that time until the present (6/30/05).

****Lipper Average Closest Month-End to Inception cumulative total returns are 237.56% for Class A, 855.06% for Class B, 89.37% for Class C, and 63.22% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns are 8.09% for Class A, 8.87% for Class B, 5.91% for Class C, and 5.25% for Class Z.

Dryden High Yield Fund, Inc.	3

Your Fund’s Performance (continued)

Five Largest Long-Term Issues expressed as a percentage of net assets as of 6/30/05
Qwest Services Corp., Notes, 13.50%, 12/15/10	1.4%
MGM Mirage, Inc., Gtd. Notes, 6.00%, 10/01/09	0.9
MCI, Inc., Sr. Notes, 7.688%, 05/01/09	0.8
Quebecor Media, Inc., Sr. Disc. Notes, 13.75%, 07/15/11	0.7
El Paso Corp. Sr., Notes, 7.00%, 05/15/11	0.7

Issues are subject to change.

Credit Quality* expressed as a percentage of net assets as of 6/30/05
High Grade	3.1%
Ba	31.5
B	45.1
Caa or Lower	11.6
Not Rated	26.4
Total Investments	117.7
Liabilities in excess of other assets	–17.7
Net Assets	100.0

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

Credit Quality is subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on January 1, 2005, at the beginning of the period, and held through the six-month period ended June 30, 2005.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Dryden High Yield Fund, Inc.	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class R has been in existence for less than six months, therefore no expenses are presented for Class R. Class R commenced June 6, 2005.

Dryden High Yield Fund, Inc.		Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,002.48	0.88%	$4.37
	Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41

Class B	Actual	$1,000.00	$1,001.79	1.38%	$6.85
	Hypothetical	$1,000.00	$1,017.95	1.38%	$6.90

Class C	Actual	$1,000.00	$1,001.79	1.38%	$6.85
	Hypothetical	$1,000.00	$1,017.95	1.38%	$6.90

Class Z	Actual	$1,000.00	$1,005.50	0.63%	$3.13
	Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16

* Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2005, and divided by the 365 days in the Fund’s fiscal year ending December 31, 2005 (to reflect the six-month period).

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Portfolio of Investments

as of June 30, 2005 (Unaudited)

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

LONG-TERM INVESTMENTS 95.6%

ASSET BACKED SECURITIES 0.9%
Centurion CDO VII Ltd., Ser. 2004-7A, Cl. D1 144A (cost $5,000,000; purchased 4/14/04)	Ba2	12.09%	1/30/16	$5,000	(l)	$5,150,000
CSAM Funding Corp. I, Sub. Notes, Cl. D-2 144A (cost $7,000,000; purchased 3/15/01)	Ba2	9.54(k)	3/29/16	7,000	(l)	6,790,000
Landmark IV CDO Ltd., 144A (cost $3,500,000; purchased 9/23/04)	Ba2	9.56(k)	12/21/16	3,500	(l)	3,570,000
Liberty Square Ltd., Ser. 2001-2A, Cl. D 144A (cost $3,408,779; purchased 5/23/01)	Ba3	10.121(k)	6/15/13	3,462	(l)	1,315,462

Total asset backed securities (cost $18,908,779)						16,825,462

CORPORATE BONDS 90.8%

Aerospace/Defense 1.7%
Alliant Techsystems, Inc., Sr. Sub. Notes	B2	8.50	5/15/11	2,955		3,154,463
Argo-Tech Corp., Sr. Notes	B3	9.25	6/1/11	1,230	(g)	1,334,550
BE Aerospace, Inc.
Sr. Sub. Notes, Ser. B	Caa2	8.00	3/1/08	1,550		1,550,000
Sr. Sub. Notes, Ser. B	Caa2	8.875	5/1/11	4,790	(g)	5,005,550
Esterline Technologies Corp., Sr. Sub. Notes	B1	7.75	6/15/13	1,000		1,060,000
K & F Acquisition, Inc., Sr. Sub. Notes, 144A	Caa1	7.75	11/15/14	3,325		3,399,812
L-3 Communications Corp., Sr. Sub. Notes	Ba3	7.625	6/15/12	7,825		8,333,625
Sequa Corp., Sr. Notes, Ser. B	B1	8.875	4/1/08	3,775		4,077,000
Standard Aero Holdings, Inc., 144A	Caa1	8.25	9/1/14	2,740		2,890,700

						30,805,700

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	7

Portfolio of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Airlines 0.8%
American Airlines, Inc., Certs., Ser. 91-A2	B3	10.18%	1/2/13	$2,000		$1,443,590
AMR Corp.,
Deb.	Caa2	10.00	4/15/21	3,783		2,515,695
Notes	Caa2	10.40	3/10/11	4,450		3,315,250
Calair Capital LLC, Gtd. Sr. Notes	Caa2	8.125	4/1/08	2,980		2,246,175
Continental Airlines, Inc., Certs., Ser. 981B	Ba2	6.748	3/15/17	3,804		3,122,840
Delta Air Lines, Inc.,
Notes	Caa2	8.30	12/15/29	3,930		1,041,450
Ser. 93-A2	Caa2	10.50	4/30/16	2,100		1,015,329
Northwest Airlines Corp., Gtd. Notes	Caa3	10.00	2/1/09	850	(g)	369,750

						15,070,079

Automotive 3.5%
ArvinMeritor, Inc., Notes	Ba2	8.75	3/1/12	9,610	(g)	10,018,425
Ford Motor Credit Co., Notes	Baa2	7.875	6/15/10	5,675	(g)	5,608,047
General Motors Acceptance Corp.,
Notes	Baa2	6.125	9/15/06	7,200		7,205,155
Notes	Baa2	6.875	8/28/12	7,700		7,048,719
Notes	Baa2	6.75	12/1/14	1,790		1,601,466
Goodyear Tire & Rubber Co. (The), Sr. Notes, 144A	B3	9.00	7/1/15	3,300	(g)	3,242,250
Lear Corp., Gtd. Notes, Ser. B	Baa3	8.11	5/15/09	3,125		3,231,375
Navistar International Corp., Sr. Notes, Ser. B	Ba3	9.375	6/1/06	2,875		2,975,625
Tenneco Automotive, Inc., Gtd. Notes, 144A	B3	8.625	11/15/14	3,850	(g)	3,869,250
TRW Automotive,
Sr. Notes	Ba3	9.375	2/15/13	6,882	(g)	7,621,815
Sr. Sub. Notes	B1	11.00	2/15/13	425	(g)	488,750
Visteon Corp.,
Notes	B3	7.00	3/10/14	5,505	(g)	4,541,625
Sr. Notes	B3	8.25	8/1/10	5,220		4,828,500

						62,281,002

See Notes to Financial Statements.

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Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Banking 0.5%
Halyk Savings Bank of Kazakhstan, Notes, 144A	Baa2	8.125%	10/7/09	$1,620		$1,701,000
Kazkommerts Int’l. BV,
Gtd. Notes, 144A	Baa2	7.00	11/3/09	2,210		2,248,675
Gtd. Notes, 144A	Baa2	8.50	4/16/13	4,435		4,701,100

						8,650,775

Building Materials & Construction 1.7%
D.R. Horton, Inc.,
Sr. Gtd. Notes	Ba1	8.00	2/1/09	4,565		5,000,528
Sr. Notes	Ba1	7.50	12/1/07	2,000	(g)	2,116,666
Sr. Notes	Ba1	8.50	4/15/12	4,375		4,768,864
Goodman Global Holdings, Inc., Sr. Notes, 144A	B3	6.621(k)	6/15/12	2,480		2,442,800
K Hovnanian Enterprises, Inc., Gtd. Sr. Notes, 144A	Ba1	6.25	1/15/15	3,000	(g)	2,962,500
KB Home, Sr. Sub. Notes	Ba2	8.625	12/15/08	6,325		6,857,078
New Millenium Homes LLC, (cost $1,953,409; purchased 5/27/98)	NR	Zero	12/31/07	1,854	(d)(f)(l)	1,112,400
Nortek, Inc., Sr. Sub. Notes, 144A	Caa1	8.50	9/1/14	6,290		5,849,700

						31,110,536

Cable 2.6%
Callahan Nordrhein Westfalen (Germany),
Sr. Disc. Notes, Zero Coupon (until 07/15/05) (cost $9,882,293; purchased 6/29/00)	NR	16.00(m)	7/15/10	15,000	(b)(e)(j)(l)	1,350,000
Sr. Notes (cost $5,429,117; purchased 6/29/00)	NR	14.00	7/15/10	6,900	(e)(j)(l)	759,000
Charter Communications Holdings II, Sr. Notes	Caa1	10.25	9/15/10	3,000	(g)	3,033,750
Charter Communications Holdings LLC,
Sr. Disc. Notes	Ca	Zero	1/15/10	1,800	(g)	1,413,000
Sr. Disc. Notes	Ca	Zero	1/15/11	2,000	(g)	1,530,000

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	9

Portfolio of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Sr. Disc. Notes, Zero Coupon (until 5/15/06)	Ca	11.75%(m)	5/15/11	$3,000	(g)	$1,987,500
Sr. Notes	Ca	10.75	10/1/09	2,700		2,085,750
Sr. Notes	Ca	9.625	11/15/09	1,600	(g)	1,196,000
Sr. Notes	Ca	10.25	1/15/10	5,280	(g)	3,920,400
Sr. Notes	Ca	11.125	1/15/11	9,000		6,727,500
Sr. Notes	Ca	10.00	5/15/11	1,995		1,456,350
Charter Communications Operating LLC., Sr. Notes, 144A (cost $3,379,892; purchased 4/22/04)	B2	8.375	4/30/14	3,400	(l)	3,383,000
Charter Communications Southeast	B2	6.21	4/7/10	7,000		6,902,406
CSC Holdings, Inc.,
Deb.	B1	7.625	7/15/18	910		878,150
Sr. Notes	B1	7.875	12/15/07	4,500		4,646,250
Sr. Notes, Ser. B	B1	8.125	7/15/09	1,300		1,316,250
Sr. Notes, Ser. B	B1	7.625	4/1/11	1,625		1,604,688
Rogers Cable, Inc. Sr. Sec’d. Notes, 144A	Ba3	6.75	3/15/15	2,525		2,575,500

						46,765,494

Capital Goods 4.3%
Allied Waste of North America, Inc.,
Gtd. Notes, Ser. B	B2	8.50	12/1/08	4,785	(g)	5,018,269
Sr. Notes, 144A	B2	7.25	3/15/15	1,395	(g)	1,349,662
Sr. Notes, Ser. B	B2	5.75	2/15/11	4,320		4,039,200
Sr. Notes, Ser. B	B2	9.25	9/1/12	5,127	(g)	5,537,160
Blount, Inc., Sr. Sub. Notes	B3	8.875	8/1/12	5,600		5,992,000
Case New Holland, Inc., Gtd. Notes, 144A	Ba3	9.25	8/1/11	4,655		4,887,750
Flowserve Corp., Sr. Sub. Notes	B2	12.25	8/15/10	2,375		2,565,000
Great Lakes Dredge & Dock Co., Sr. Sub. Notes	Caa3	7.75	12/15/13	1,785	(g)	1,352,138
Holt Group, Inc., Sr. Notes (cost $8,158,700; purchased 1/15/98)	NR	9.75	1/15/06	8,120	(e)(l)	40,600
Invensys PLC (United Kingdom), Sr. Notes, 144A	B3	9.875	3/15/11	2,665	(j)	2,545,075
Johnsondiversey Holdings, Inc., Sr. Disc. Notes (cost $3,617,826; purchased 9/8/03)	Caa1	Zero	5/15/13	4,610	(l)	3,278,863

See Notes to Financial Statements.

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Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Sr. Sub. Notes, Ser. B	B3	9.625%	5/15/12	$900	(g)	$913,500
Manitowoc Co., Inc., Gtd. Notes	B2	10.50	8/1/12	6,216		7,024,080
Mueller Group, Inc., Sr. Sub. Notes	Caa1	10.00	5/1/12	2,545		2,672,250
Stena AB (Sweden),
Sr. Notes	Ba3	9.625	12/1/12	2,800	(j)	3,052,000
Sr. Notes	Ba3	7.50	11/1/13	4,900	(j)	4,826,500
Terex Corp.,
Sr. Sub. Notes	B3	10.375	4/1/11	10,830	(g)	11,750,550
Sr. Sub. Notes	B3	9.25	7/15/11	1,845		2,001,825
TRISM, Inc., Sr. Sub. Notes (cost $493,912; purchased 3/7/00)	NR	12.00	2/15/49	435	(b)(d)(e)(l)	1,087
Tyco Int’l. Group SA,
Notes, 144A	Baa3	3.125	1/15/23	1,100		1,520,750
Sr. Notes	Baa3	6.375	2/15/06	1,200		1,216,051
United Rentals North America, Inc., Sr. Notes	B1	6.50	2/15/12	6,750	(g)	6,640,312

						78,224,622

Chemicals 6.7%
BCI US Finance Corp., Sec’d. Notes, 144A	B3	8.78(k)	7/15/10	4,670		4,658,325
BCP Crystal Holdings Corp., Sr. Sub Notes	B3	9.625	6/15/14	650		728,000
Equistar Chemicals LP,
Gtd. Notes	B2	10.125	9/1/08	3,565	(g)	3,859,112
Notes (cost $1,389,798; purchased 5/5/03)	BB-(a)	6.50	2/15/06	1,400	(l)	1,410,500
Sr. Notes	B2	10.625	5/1/11	3,030		3,344,363
Hercules, Inc., Gtd. Notes	Ba3	6.75	10/15/29	575		557,750
Huntsman Advanced Materials LLC, Sec’d. Notes	Ba3	11.00	7/15/10	675		762,750
Huntsman Co. LLC, Gtd. Notes	B1	11.625	10/15/10	3,000	(g)	3,513,750
Huntsman International LLC,
Gtd. Notes	B2	9.875	3/1/09	6,700		7,169,000
Sr. Sub. Notes	B3	10.125	7/1/09	1,238		1,273,592

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	11

Portfolio of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Huntsman LLC, Gtd. Notes, 144A	B2	11.50%	7/15/12	$660		$773,850
IMC Global, Inc.,
Gtd. Notes	Ba3	11.25	6/1/11	1,600		1,768,000
Sr. Notes	Ba3	10.875	8/1/13	2,700		3,165,750
Sr. Notes, Ser. B	Ba3	10.875	6/1/08	3,618		4,070,250
Sr. Notes, Ser. B	Ba3	11.25	6/1/11	10,600		11,713,000
ISP Chemco, Inc., Sr. Sub. Notes, Ser. B	B1	10.25	7/1/11	6,370		6,943,300
Koppers, Inc., Gtd. Notes	B2	9.875	10/15/13	8,710		9,406,800
Lyondell Chemical Co.,
Sec’d Notes, Ser. A	B1	9.625	5/1/07	8,000		8,540,000
Sr. Sec’d. Notes	B1	9.50	12/15/08	2,735		2,909,356
Sr. Sec’d. Notes	B1	9.50	12/15/08	3,050		3,244,438
Sr. Sec’d. Notes	B1	10.50	6/1/13	5,360	(g)	6,130,500
Sr. Sec’d. Notes, Ser. B	B1	9.875	5/1/07	142		145,550
Nalco Co.,
Sr. Notes	B2	7.75	11/15/11	4,695		5,000,175
Sr. Sub. Notes	Caa1	8.875	11/15/13	4,560	(g)	4,890,600
OM Group, Inc., Sr. Sub. Notes	Caa1	9.25	12/15/11	2,620		2,620,000
PQ Corp., Gtd. Notes, 144A	B3	7.50	2/15/13	7,000	(g)	6,877,500
Rhodia SA (France)
Sr. Notes	B3	10.25	6/1/10	2,925	(g)(j)	3,137,062
Sr. Sub. Notes	Caa1	8.875	6/1/11	3,740	(g)(j)	3,599,750
Rockwood Specialties, Inc., Sr. Sub. Notes (cost $5,090,469; purchased 7/9/03-6/10/05)	B3	10.625	5/15/11	4,900	(l)	5,402,250
Westlake Chemical Corp., Sr. Notes	Ba2	8.75	7/15/11	3,701		4,024,838

						121,640,111

Consumer 1.4%
Coinmach Corp., Sr. Notes	B3	9.00	2/1/10	2,302		2,359,550
Knowledge Learning Corp, Inc., Gtd. Notes, 144A	B3	7.75	2/1/15	3,725		3,557,375
Levi Strauss & Co., Sr. Notes	Caa3	12.25	12/15/12	5,730	(g)	6,260,025
Propex Fabrics, Inc., Gtd. Notes	Caa1	10.00	12/1/12	1,000		950,000
Service Corp. Int’l.,
Notes	Ba3	6.50	3/15/08	4,385		4,483,662
Sr. Notes	Ba3	6.00	12/15/05	870		875,438
Sr. Notes, 144A	Ba3	7.00	6/15/17	4,000		4,110,000

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Simmons Bedding Co., Sr. Sub. Notes	Caa1	7.875%	1/15/14	$2,400	(g)	$2,064,000

						24,660,050

Electric 9.4%
AES Corp.,
Sec’d. Notes, 144A	Ba3	8.75	5/15/13	935		1,044,863
Sr. Notes	B1	9.50	6/1/09	6,635	(g)	7,398,025
Sr. Notes	B1	9.375	9/15/10	9,475	(g)	10,730,437
AES Eastern Energy LP, Certs., Ser. A	Ba1	9.00	1/2/17	5,982		6,939,117
Allegheny Energy Supply Co., LLC, 144A	Ba3	8.25	4/15/12	2,045	(g)	2,290,400
Aquila, Inc., Sr. Notes	B2	9.95	2/1/11	3,418		3,708,530
Beaver Valley II Funding Corp., Deb.	Baa3	9.00	6/1/17	6,900		8,187,402
Calpine Corp., Sec’d. Notes, 144A	Caa1	8.75	7/15/13	15,210		11,255,400
Calpine Energy Finance (Canada), Gtd. Sr. Notes	Caa3	8.50	5/1/08	1,300	(g)(j)	936,000
CMS Energy Corp.,
Sr. Notes	B1	9.875	10/15/07	1,250		1,362,500
Sr. Notes	B1	7.50	1/15/09	5,625	(g)	5,920,312
Sr. Notes	B1	8.50	4/15/11	4,060	(g)	4,526,900
Dynegy Holdings, Inc.,
Sec’d. Notes, 144A	B3	9.875	7/15/10	1,395		1,541,475
Sec’d. Notes, 144A	B3	10.125	7/15/13	8,025	(g)	9,068,250
Sr. Notes	Caa2	6.875	4/1/11	1,895	(g)	1,871,312
Edison Mission Energy,
Sr. Notes	B1	7.73	6/15/09	8,285		8,730,319
Sr. Notes	B1	9.875	4/15/11	1,250	(g)	1,464,062
Empresa Nacional de Electricidad SA (Chile), Notes	Ba1	8.625	8/1/15	5,650	(j)(g)	6,751,801
Homer City Funding LLC, Gtd. Notes	Ba2	8.137	10/1/19	1,920		2,150,400
Midland Funding II Corp.,
Deb.	Ba3	11.75	7/23/05	1,277		1,282,111
Deb.	Ba3	13.25	7/23/06	11,440		12,111,254
Midwest Generation LLC
Certs., Ser. A (cost $4,996,813; purchased 11/20/03)	B1	8.30	7/2/09	4,855	(l)	5,146,300

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	13

Portfolio of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)			Value (Note 1)

Certs., Ser. B	B1	8.56%	1/2/16		$835		$920,587
Sec’d.	B1	8.75	5/1/34		3,025		3,388,000
Mirant Corp., Sr. Notes, 144A	NR	7.40	7/15/49		2,600	(e)	2,106,000
Mission Energy Holding Co., Sec’d. Notes	B2	13.50	7/15/08		2,890		3,431,875
Nevada Power Co., Gen. & Ref. Mtg. Bkd., Ser. A	Ba2	8.25	6/1/11		2,465		2,779,288
Noteco Ltd. (United Kingdom)	NR	6.918(m)	6/30/25	GBP	494	(e)(j)	1,116,209
NRG Energy, Inc., Sec’d. Notes, 144A	B1	8.00	12/15/13		9,404		9,921,220
Orion Power Holdings, Inc., Sr. Notes	B2	12.00	5/1/10		6,235		7,466,413
Reliant Energy Mid-Atlantic, Inc., Certs., Ser. C	B1	9.681	7/2/26		3,600		3,888,151
Reliant Resources, Inc., Sec’d. Notes	B1	9.50	7/15/13		8,015	(g)	8,896,650
Sierra Pacific Power Co., Ser. A	Ba2	8.00	6/1/08		2,040		2,177,700
Sierra Pacific Resources, Sr. Notes	B2	8.625	3/15/14		2,165	(g)	2,392,325
Teco Energy, Inc., Sr. Notes	Ba2	7.50	6/15/10		1,000		1,090,000
Texas Genco Holdings Bank Loan,
(cost $1,956,747; purchased 3/31/05-07/07/05)	Ba2	5.444	12/15/11		1,957	(l)	1,982,836
(cost $810,247; purchased 12/8/04)	Ba2	5.43	12/15/11		810	(l)	821,050
UtiliCorp Finance Corp., Sr. Notes (Canada)	B2	7.75	6/15/11		2,375	(j)	2,446,250
York Power Funding (Cayman Islands), Sr. Sec’d. Notes, 144A (cost $1,963,363; purchased 7/31/98)	D(a)	12.00	10/30/07		1,963	(b)(e)(f)(j)(l)	169,831

							169,411,555

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Energy–Other 3.2%
Chesapeake Energy Corp.,
Sr. Notes	Ba3	7.00%	8/15/14	$2,650	(g)	$2,809,000
Sr. Notes	Ba3	6.875	1/15/16	4,925		5,134,313
Sr. Notes, 144A	Ba3	6.375	6/15/15	3,900		3,997,500
Encore Acquisition Co., Sr. Sub. Notes	B2	6.25	4/15/14	2,085		2,111,063
Forest Oil Corp., Sr. Notes	Ba3	8.00	6/15/08	1,260		1,335,600
Hanover Equipment Trust, Sec’d. Notes, Ser. B	B2	8.75	9/1/11	6,990	(g)	7,426,875
Houston Exploration Co., Sr. Sub. Notes	B2	7.00	6/15/13	2,350		2,426,375
Magnum Hunter Resources, Inc., Sr. Notes	B2	9.60	3/15/12	460		510,600
Newfield Exploration Co., Sr. Sub. Notes	Ba3	6.625	9/1/14	4,560		4,776,600
Parker Drilling Co.,
Sr. Notes	B2	9.625	10/1/13	1,450	(g)	1,634,875
Sr. Notes, 144A	B2	9.625	10/1/13	2,450	(g)	2,762,375
Sr. Notes, Ser. B	B2	10.125	11/15/09	795	(g)	834,750
Premcor Refining Group, Inc.,
Sr. Notes	Ba3	6.75	2/1/11	3,000	(g)	3,240,000
Sr. Notes	Ba3	9.50	2/1/13	6,550		7,532,500
Sr. Notes	Ba3	6.75	5/1/14	390		420,225
Sr. Sub. Notes	B2	7.75	2/1/12	2,875		3,140,937
Stone Energy Corp., Sr. Sub. Notes	B2	8.25	12/15/11	2,000		2,095,000
Vintage Petroleum, Inc.,
Sr. Notes	Ba3	8.25	5/1/12	2,960		3,211,600
Sr. Sub. Notes	B1	7.875	5/15/11	2,625	(g)	2,769,375

						58,169,563

Foods 1.9%
Agrilink Foods, Inc., Sr. Sub. Notes (cost $1,461,365; purchased 10/13/99)	B3	11.875	11/1/08	1,558	(b)(l)	1,610,582
Ahold Finance USA, Inc. (Netherlands), Notes	Ba2	8.25	7/15/10	1,840	(j)	2,024,000
Del Monte Corp., Sr. Sub. Notes	B2	8.625	12/15/12	4,400		4,840,000
Delhaize America, Inc., Gtd. Notes	Ba1	8.125	4/15/11	4,325	(g)	4,850,851

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	15

Portfolio of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Dole Food Co., Inc.,
Gtd. Notes	B2	7.25%	6/15/10	$555		$563,325
Sr. Notes	B2	8.625	5/1/09	5,423		5,775,495
Dominos, Inc., Sr. Sub. Notes	B2	8.25	7/1/11	2,127		2,265,255
Iowa Select Farms LP, Sec’d. Notes, PIK, 144A (cost $486,464; purchased 9/9/04)	NR	6.50	12/1/12	693	(l)	346,706
Pathmark Stores, Inc., Gtd. Notes	Caa1	8.75	2/1/12	2,620		2,570,875
Smithfield Foods, Inc.,
Sr. Notes	Ba2	8.00	10/15/09	405		437,400
Sr. Notes	Ba2	7.00	8/1/11	2,900		3,052,250
Sr. Notes	Ba2	7.75	5/15/13	3,750	(g)	4,087,500
Specialty Foods Acquisition Corp., Sr. Sec’d. Disc. Deb., 144A (cost $190,765; purchased 1/14/00)	NR	13.00	6/15/09	460	(d)(f)(l)	5
Stater Bros. Holdings, Inc., Sr. Notes	B1	8.125	6/15/12	1,620	(g)	1,579,500

						34,003,744

Gaming 6.4%
Argosy Gaming Co.,
Sr. Sub. Notes	Ba3	9.00	9/1/11	490		535,937
Sr. Sub. Notes	B1	7.00	1/15/14	3,875		4,267,344
Aztar Corp., Sr. Sub. Notes	Ba3	7.875	6/15/14	4,320	(g)	4,568,400
Boyd Gaming Corp.,
Sr. Sub. Notes	B1	8.75	4/15/12	2,800	(g)	3,041,500
Sr. Sub. Notes	B1	6.75	4/15/14	1,325	(g)	1,358,125
Circus Circus Enterprises, Inc., Notes	Ba2	6.45	2/1/06	2,925	(g)	2,954,250
Isle of Capri Casinos, Inc.,
Sr. Sub. Notes	B2	9.00	3/15/12	910		989,625
Sr. Sub. Notes	B2	7.00	3/1/14	2,975	(g)	2,989,875
Kerzner Int’l. Ltd. (Bahamas), Gtd. Notes	B2	8.875	8/15/11	7,525	(j)	8,051,750
Mandalay Resort Group, Sr. Notes	Ba2	9.50	8/1/08	3,500		3,898,125
MGM Mirage, Inc.,
Sr. Notes, 144A	Ba2	6.625	7/15/15	5,650		5,713,563
Gtd. Notes	Ba3	9.75	6/1/07	10,300		11,162,625
Gtd. Notes	Ba2	6.00	10/1/09	16,640		16,723,200

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Mohegan Tribal Gaming Authority,
Sr. Sub. Notes	Ba3	6.375%	7/15/09	$3,765		$3,840,300
Sr. Sub. Notes	Ba3	8.00	4/1/12	4,510		4,825,700
Park Place Entertainment Corp.,
Sr. Notes	Baa3	8.50	11/15/06	1,275		1,343,531
Sr. Sub. Notes	Ba1	7.875	12/15/05	6,345		6,440,175
Sr. Sub. Notes	Ba1	9.375	2/15/07	2,100		2,257,500
Sr. Sub. Notes	Ba1	8.875	9/15/08	2,240		2,500,400
Sr. Sub. Notes	Ba1	7.875	3/15/10	2,405		2,693,600
Sr. Sub. Notes	Ba1	8.125	5/15/11	6,800		7,820,000
Penn National Gaming, Inc., Sr. Sub. Notes, 144A	B3	6.75	3/1/15	2,750	(g)	2,729,375
Station Casinos, Inc., Sr. Notes	Ba3	6.00	4/1/12	4,500	(g)	4,567,500
Wynn Las Vegas LLC, 1st Mtge., 144A	B2	6.625	12/1/14	11,525		11,208,063

						116,480,463

Health Care & Pharmaceutical 8.7%
Alliance Imaging, Inc., Sr. Sub. Notes, 144A	B3	7.25	12/15/12	2,500		2,362,500
Concentra Operating Corp., Gtd. Notes	B3	9.50	8/15/10	4,500		4,792,500
Coventry Health Care, Inc., Sr. Notes	Ba1	8.125	2/15/12	3,225		3,483,000
Elan Finnace PLC, Sr. Notes, 144A	B3	7.75	11/15/11	2,450	(g)	2,094,750
Fresenius Med. Care Capital Trust, Gtd. Notes	B1	7.875	6/15/11	110		118,250
HCA, Inc.,
Deb.	Ba2	7.50	11/15/95	1,500		1,457,272
Notes	Ba2	8.85	1/1/07	4,632		4,883,300
Notes	Ba2	5.50	12/1/09	7,400		7,421,919
Notes	Ba2	8.70	2/10/10	2,650	(g)	2,970,337
Notes	Ba2	8.75	9/1/10	3,300		3,750,483
Notes	Ba2	9.00	12/15/14	5,500		6,590,502
Notes	Ba2	6.375	1/15/15	4,000	(g)	4,150,432
Notes	Ba2	7.69	6/15/25	3,290		3,524,827
HEALTHSOUTH Corp.,
Notes	NR	7.625	6/1/12	6,900	(g)	6,693,000
Sr. Notes	NR	8.50	2/1/08	8,200		8,343,500

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	17

Portfolio of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Iasis Healthcare Capital Corp. LLC, Sr. Sub. Notes	B3	8.75%	6/15/14	$2,000	(g)	$2,170,000
Inverness Medical Innovations, Inc., Sr. Sub. Notes	Caa1	8.75	2/15/12	3,475	(g)	3,448,938
Magellan Health Services, Inc.,
Sr. Notes, Ser. A	B3	9.375	11/15/08	10,915		11,624,819
Sr. Notes, Ser. B	B3	9.375	11/15/08	1,115		1,187,475
Medco Health Solutions, Inc., Sr. Notes	Ba1	7.25	8/15/13	3,370		3,793,599
Medical Device Manufacturing, Inc., Sr. Sub. Notes, Ser. B, 144A	Caa1	10.00	7/15/12	5,475		5,885,625
Medquest, Inc., Gtd. Notes, Ser. B	Caa1	11.875	8/15/12	9,325	(g)	8,812,125
NeighborCare, Inc., Sr. Sub. Notes	Ba3	6.875	11/15/13	1,960		2,048,200
Omega Healthcare Investors, Inc., Notes	B1	6.95	8/1/07	7,225		7,297,250
Res-Care, Inc., Sr. Notes	B2	10.625	11/15/08	7,950		8,486,625
Select Medical Corp., Sr. Sub. Notes, 144A	B3	7.625	2/1/15	1,425		1,410,750
Senior Housing Trust, Sr. Notes	Ba2	8.625	1/15/12	3,675		4,106,813
Tenet Healthcare Corp.,
Sr. Notes	B3	6.375	12/1/11	1,850	(g)	1,762,125
Sr. Notes	B3	6.50	6/1/12	800	(g)	760,000
Sr. Notes, 144A	B3	9.875	7/1/14	3,500	(g)	3,753,750
Sr. Notes, 144A	B3	9.25	2/1/15	3,525		3,657,187
Vanguard Health Holding Co. II LLC, Sr. Sub. Notes, 144A	Caa1	9.00	10/1/14	2,000		2,160,000
Ventas Realty LP,
Sr. Notes	Ba3	8.75	5/1/09	4,000	(g)	4,420,000
Sr. Notes	Ba3	9.00	5/1/12	5,950		6,842,500
Warner Chilcott Corp., Sr. Sub. Notes, 144A	Caa1	8.75	2/1/15	11,185		10,877,412

						157,141,765

Lodging & Leisure 4.8%
Felcor Lodging LP,
Gtd. Notes	B1	9.00	6/1/11	4,825	(g)	5,271,313
Sr. Notes	B1	7.78(k)	6/1/11	1,765		1,817,950
Felcor Suites LP, Gtd. Notes	B1	7.625	10/1/07	3,425	(g)	3,562,000
HMH Properties, Inc., Gtd. Notes, Ser. B	Ba3	7.875	8/1/08	869		882,035

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Host Marriott Corp., Gtd. Notes, Ser. I	Ba3	9.50%	1/15/07	$7,775	(g)	$8,241,500
Host Marriott LP,
Sr. Notes	Ba3	7.125	11/1/13	9,940	(g)	10,362,450
Sr. Notes, Ser. M, 144A	Ba3	7.00	8/15/12	6,500		6,743,750
ITT Corp.,
Deb.	Ba1	7.375	11/15/15	7,560	(g)	8,410,500
Notes	Ba1	6.75	11/15/05	6,915		6,958,219
John Q. Hammons Hotels, Inc., 1st Mtge, Notes, Ser. B	B2	8.875	5/15/12	2,104		2,293,360
La Quinta Inns, Inc., Sr. Notes	Ba3	7.40	9/15/05	1,200		1,204,500
La Quinta Properties, Inc.,
Notes	Ba3	8.875	3/15/11	5,950		6,433,437
Sr. Notes	Ba3	7.00	8/15/12	225		232,594
Meditrust Corp., Notes	Ba3	7.00	8/15/07	1,150		1,181,625
Royal Caribbean Cruises Ltd.,
Debs.	Ba1	7.50	10/15/27	875		958,125
Sr. Notes	Ba1	8.75	2/2/11	850		979,625
Sr. Notes	Ba1	6.875	12/1/13	8,875		9,451,875
Starwood Hotels & Resorts Worldwide, Inc.,
Gtd. Notes	Ba1	7.375	5/1/07	10,500		10,972,500
Gtd. Notes	Ba1	7.875	5/1/12	390		439,725

						86,397,083

Media & Entertainment 6.3%
AMC Entertainment, Inc., Sr. Sub. Notes	B3	8.00	3/1/14	4,075	(g)	3,616,563
CanWest Media, Inc. (Canada),
Gtd. Notes	Ba3	7.625	4/15/13	530	(g)(j)	567,100
Sr. Sub. Notes	B2	10.625	5/15/11	5,600	(j)	6,111,000
Cinemark, Inc., Sr. Sub. Notes	B3	9.00	2/1/13	1,150		1,181,625
Dex Media East LLC, Gtd. Notes	B2	12.125	11/15/12	10,690	(g)	12,801,275
Dex Media Inc., Notes	B3	8.00	11/15/13	2,645	(g)	2,810,313
Dex Media West LLC, Sr. Sub. Notes	B2	9.875	8/15/13	9,375		10,687,500
DirecTV Holdings, Sr. Notes	Ba2	8.375	3/15/13	3,084		3,415,530
Echostar DBS Corp.,
Sr. Notes	Ba3	9.125	1/15/09	1,697	(g)	1,807,305
Sr. Notes, 144A	Ba3	6.625	10/1/14	1,600		1,580,000
Gray Television, Inc., Sr. Sub. Notes	B1	9.25	12/15/11	6,395	(g)	6,938,575

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	19

Portfolio of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Intelsat Bermuda Ltd. (Bermuda), Sr. Notes, 144A	B2	8.25%	1/15/13	$8,675	(g)(j)	$8,956,937
Intrawest Corp. (Canada), Sr. Notes	B1	7.50	10/15/13	2,275	(j)	2,334,719
Medianews Group, Inc.,
Sr. Sub. Notes	B2	6.875	10/1/13	3,825		3,791,531
Sr. Sub. Notes, 144A	B2	6.375	4/1/14	3,175		3,044,031
Morris Publishing Group LLC, Sr. Sub. Notes	Ba3	7.00	8/1/13	1,460		1,423,500
New Skies Satellites NV,
Sr. Notes (cost $869,522; purchased 11/1/04)	B1	6.50	4/26/11	870	(l)	879,304
Sr. Notes, 144A	B3	8.539(k)	11/1/11	1,725		1,759,500
Sr. Sub. Notes, 144A	Caa1	9.125	11/1/12	1,900		1,885,750
Quebecor Media, Inc. (Canada),
Sr. Disc. Notes, Zero Coupon (until 7/15/06)	B2	13.75(m)	7/15/11	14,180	(j)	14,268,625
Sr. Notes	B2	11.125	7/15/11	1,000	(j)	1,111,250
RH Donnelley Finance Corp. I, Sr. Sub. Notes, 144A	B2	10.875	12/15/12	5,675	(g)	6,597,187
Sinclair Broadcast Group, Inc., Sr. Sub. Notes	B2	8.75	12/15/11	3,490		3,664,500
Six Flags, Inc., Sr. Notes	Caa1	9.625	6/1/14	3,315	(g)	3,099,525
Vail Resorts, Inc., Sr. Sub. Notes	B2	6.75	2/15/14	3,150		3,197,250
Vertis, Inc.,
Gtd. Notes, Ser. B	Caa1	10.875	6/15/09	1,190		1,136,450
Sec’d. Notes	B3	9.75	4/1/09	5,035		5,236,400

						113,903,245

Metals 3.8%
AK Steel Corp.,
Gtd. Notes	B1	7.875	2/15/09	3,375	(g)	3,071,250
Gtd. Notes	B1	7.75	6/15/12	2,000		1,690,000
Arch Western Finance LLC, Sr. Notes	Ba3	6.75	7/1/13	5,570	(g)	5,751,025
Century Aluminum Co., Gtd. Notes	B1	7.50	8/15/14	6,450	(g)	6,369,375
Chaparral Steel Co., Sr. Unsec’d. Notes, 144A	B1	10.00	7/15/13	2,250		2,261,250
CSN Islands VII Corp., Gtd. Notes, 144A (cost $7,906,467; purchased 9/5/03)	B1	10.75	9/12/08	7,790	(l)	8,724,800

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Gerdau AmeriSteel Corp. (Canada), Sr. Notes	Ba3	10.375%	7/15/11	$2,700	(g)(j)	$2,929,500
International Steel Group, Inc., Sr. Notes	Ba2	6.50	4/15/14	1,000		960,000
Ispat Inland ULC, Sec’d.	Ba1	9.75	4/1/14	9,200		10,718,000
LTV Corp., Sr. Notes	NR	11.75	11/15/09	7,100	(e)	71
Lukens, Inc., Sr. Notes (cost $4,492,258; purchased 11/18/98)	NR	6.50	2/1/06	5,000	(e)(l)	50
Novelis, Inc., Sr. Notes, 144A	B1	7.25	2/15/15	9,000		9,033,750
Oregon Steel Mills, Inc., Gtd. Notes	B1	10.00	7/15/09	8,575	(g)	9,239,562
Peabody Energy Corp., Sr. Notes	Ba3	5.875	4/15/16	1,600	(g)	1,600,000
Russel Metals, Inc. (Canada), Sr. Notes	Ba3	6.375	3/1/14	1,000	(j)	935,000
Ryerson Tull, Inc., Sr. Notes	B2	8.25	12/15/11	3,530	(g)	3,071,100
United States Steel LLC, Sr. Notes, Ser. B	Ba2	10.75	8/1/08	1,700	(g)	1,887,000
Wise Metals Group LLC, Sec’d. Notes	B2	10.25	5/15/12	1,500		1,260,000

						69,501,733

Non Captive Finance 0.3%
Residential Capital Corp.,
Notes, 144A	Baa2	6.375	6/30/10	4,200		4,220,210
Notes, 144A	Baa2	6.875	6/30/15	1,225		1,251,977

						5,472,187

Packaging 3.4%
Anchor Glass Container Corp., Sec’d. Notes	B2	11.00	2/15/13	3,565	(g)	2,780,700
Berry Plastics Corp., Gtd. Notes	B3	10.75	7/15/12	6,395		6,978,544
Crown Cork & Seal Finance PLC (United Kingdom)	B3	7.00	12/15/06	7,765	(g)(j)	7,959,125
Crown European Holdings SA (France), Sec’d. Notes	B1	9.50	3/1/11	6,250	(j)	6,906,250
Graham Packaging Co., Inc.,
Sr. Notes, 144A	Caa1	8.50	10/15/12	2,875	(g)	2,903,750
Sr. Sub. Notes, 144A	Caa2	9.875	10/15/14	4,575	(g)	4,586,438
Greif Brothers Corp., Sr. Sub. Notes	B1	8.875	8/1/12	10,000		10,750,000

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	21

Portfolio of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Owens-Brockway Glass Container,
Gtd. Notes	B1	7.75%	5/15/11	$7,730		$8,213,125
Sec’d. Notes	B1	8.75	11/15/12	5,785		6,377,962
Silgan Holdings, Inc., Sr. Sub. Notes	B1	6.75	11/15/13	3,300		3,399,000

						60,854,894

Paper 3.5%
Abitibi-Consolidated, Inc. (Canada),
Debs.	Ba3	8.85	8/1/30	2,200	(j)	2,106,500
Notes	Ba3	5.25	6/20/08	2,300	(g)(j)	2,208,000
Notes	Ba3	6.00	6/20/13	1,435	(g)(j)	1,320,200
Ainsworth Lumber Co., Ltd. (Canada)
Sr. Notes	B2	6.75	3/15/14	4,955	(j)	4,509,050
Sr. Notes, 144A	B2	6.84(k)	10/1/10	1,500	(j)	1,496,250
Sr. Notes, 144A	B2	7.25	10/1/12	820	(j)	781,050
Bowater Finance Corp. (Canada), Gtd. Notes	Ba3	7.95	11/15/11	740	(j)	783,475
Caraustar Industrials, Inc., Sr. Sub. Notes	Caa1	9.875	4/1/11	2,825	(g)	2,846,188
Cascades, Inc. (Canada),
Sr. Notes	Ba3	7.25	2/15/13	2,200	(j)	2,150,500
Sr. Notes, 144A	Ba3	7.25	2/15/13	2,000	(j)	1,955,000
Cellu Tissue Holdings, Inc., Sec’d. Notes	B2	9.75	3/15/10	5,000		5,075,000
Georgia-Pacific Corp.,
Deb.	Ba3	7.70	6/15/15	4,000	(g)	4,560,000
Deb.	Ba3	7.375	12/1/25	1,500		1,621,875
Gtd. Notes	Ba2	9.375	2/1/13	4,600	(g)	5,203,750
Notes	Ba3	8.875	5/15/31	1,100		1,361,250
Notes (cost $1,674,000; purchased 5/13/04)	Ba3	7.50	5/15/06	1,600	(l)	1,640,000
Mercer Int’l., Inc., Sr. Notes	Caa1	9.25	2/15/13	2,750	(g)	2,200,000
Millar Western Forest Products Ltd., Sr. Notes	B2	7.75	11/15/13	3,675		3,445,312
Smurfit-Stone Container Corp.,
Gtd. Notes	B2	8.25	10/1/12	4,475		4,497,375
Gtd. Notes	B2	7.50	6/1/13	4,500	(g)	4,297,500
Sr. Notes	B2	8.375	7/1/12	4,800	(g)	4,848,000

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Tembec Industries, Inc.
Gtd. Notes	B3	8.625%	6/30/09	$675	(g)	$550,125
Gtd. Notes	B3	7.75	3/15/12	5,695	(g)	4,185,825

						63,642,225

Pipelines & Other 3.9%
El Paso Corp., Sr. Notes	Caa1	7.00	5/15/11	13,210	(g)	13,176,975
El Paso Production Holding Co., Sr. Notes	B3	7.75	6/1/13	6,875	(g)	7,339,062
Ferrellgas Partner LP, Sr. Notes	Ba3	6.75	5/1/14	750		723,750
Gazprom
Notes	BB-(a)	10.50	10/21/09	2,080		2,484,976
Notes, 144A	BB-(a)	9.625	3/1/13	5,000		6,131,250
Pacific Energy Partners LP, Sr. Notes	Ba2	7.125	6/15/14	2,700		2,811,375
Tennessee Gas Pipeline Co.,
Deb.	B1	7.00	10/15/28	3,200		3,266,637
Deb.	B1	7.625	4/1/37	8,615	(g)	9,332,319
Deb. (cost $3,856,612; purchased 12/3/02)	B1	7.00	3/15/27	4,355	(g)(l)	4,546,616
TransMontaigne, Inc., Sr. Sub. Notes	B3	9.125	6/1/10	1,890		1,965,600
Williams Cos., Inc.,
Notes	B1	7.125	9/1/11	10,275	(g)	11,097,000
Notes	B1	8.125	3/15/12	6,110	(g)	6,934,850

						69,810,410

Retailers 2.0%
Asbury Automotive Group, Inc., Sr. Sub Notes, 144A	B3	8.00	3/15/14	2,800		2,702,000
AutoNation, Inc., Sr. Notes	Ba2	9.00	8/1/08	2,000		2,185,000
Dillard’s, Inc., Notes	B2	7.85	10/1/12	1,950	(g)	2,037,750
JC Penney Co., Inc.,
Deb.	Ba1	6.875	10/15/15	250		268,750
Deb.	Ba1	7.125	11/15/23	2,070	(g)	2,245,950
Deb.	Ba1	7.40	4/1/37	585		631,800
Notes	Ba1	8.00	3/1/10	3,650	(g)	4,015,000
Notes	Ba1	9.00	8/1/12	425		502,563
Jean Coutu Group (PJC), Inc.
Sr. Notes	B2	7.625	8/1/12	350	(g)	361,375
Sr. Sub. Notes	B3	8.50	8/1/14	5,470	(g)	5,401,625
Pantry, Inc., Sr. Sub. Notes	B3	7.75	2/15/14	4,285		4,370,700

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	23

Portfolio of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Rite Aid Corp., Sec’d. Notes	B2	8.125%	5/1/10	$3,745	(g)	$3,857,350
Saks, Inc.,
Notes	B2	7.00	12/1/13	1,825		1,825,000
Notes	B2	7.375	2/15/19	1,815		1,815,000
Sonic Automotive, Inc., Sr. Sub. Notes	B2	8.625	8/15/13	2,375		2,398,750
Toys “R” Us, Inc., Notes	Ba2	7.875	4/15/13	965	(g)	863,675

						35,482,288

Technology 3.4%
Amkor Technology, Inc., Sr. Notes	B3	7.125	3/15/11	1,475	(g)	1,275,875
Ampex Corp., Sec’d. Notes, PIK (cost $39,304; purchased 7/15/98)	NR	12.00	8/15/08	127	(l)	31,848
Flextronics Int’l., Ltd. (Singapore),
Sr. Sub. Notes	Ba2	6.50	5/15/13	4,920	(g)(j)	5,092,200
Sr. Sub. Notes	Ba2	6.25	11/15/14	4,300	(g)(j)	4,267,750
Freescale Semiconductor, Inc., Sr. Notes	Ba2	7.125	7/15/14	4,760		5,117,000
Iron Mountain, Inc., Sr. Sub. Notes	Caa1	8.625	4/1/13	6,075	(g)	6,287,625
Nortel Networks Corp. (Canada)	B3	4.25	9/1/08	3,070	(g)(j)	2,862,775
Nortel Networks Ltd. (Canada), Notes	B3	6.125	2/15/06	5,220	(g)(j)	5,252,625
Sanmina-SCI Corp.,
Gtd. Notes	Ba2	10.375	1/15/10	5,290		5,871,900
Sr. Sub. Notes, 144A	B1	6.75	3/1/13	6,000		5,730,000
Seagate Technology Int’l., Gtd. Notes	Ba2	8.00	5/15/09	9,650	(j)	10,265,188
STATS ChipPAC Ltd., Sr. Notes, 144A	Ba2	6.75	11/15/11	1,670	(j)	1,603,200
Sungard Data Systems, Inc.
Bonds	Baa3	4.875	1/15/14	1,375		1,100,000
Sr. Sub. Notes	Baa3	3.75	1/15/09	4,250		3,871,733
UGS Corp., Sr. Sub. Notes, 144A	B3	10.00	6/1/12	2,350		2,608,500
Xerox Corp., Sr. Notes	Ba2	6.875	8/15/11	200	(d)	212,000

						61,450,219

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Telecommunications 6.5%
Alamosa, Inc.,
Sr. Notes	Caa1	11.00%	7/31/10	$3,663		$4,107,139
Sr. Notes	Caa1	8.50	1/31/12	1,950		2,045,062
American Cellular Corp., Sr. Notes, Ser. B	Caa1	10.00	8/1/11	1,025		1,040,375
American Tower Corp., Sr. Notes	B3	9.375	2/1/09	808		847,390
AT&T Corp.,
Sr. Notes	Ba1	9.05	11/15/11	2,909		3,352,622
Sr. Notes	Ba1	9.75	11/15/31	2,350	(g)	3,057,938
Bestel SA (Mexico), Sr. Disc. Notes (cost $4,594,620; purchased 5/13/98)	NR	12.75	5/15/49	4,850	(b)(d)(e)(j)(l)	824,500
Centennial Communications Corp., Sr. Notes	B3	8.125	2/1/14	1,775		1,890,375
Cincinnati Bell, Inc., Sr. Sub. Notes	B3	8.375	1/15/14	3,480	(g)	3,567,000
Citizens Communications Co.,
Notes	Ba3	9.25	5/15/11	3,685	(g)	4,113,381
Sr. Notes	Ba3	6.25	1/15/13	5,085	(g)	4,919,738
Dobson Cellular Systems, Inc.,
Gtd. Notes, 144A	B2	8.375	11/1/11	1,550		1,627,500
Sec’d. Notes, 144A	B2	7.96(k)	11/1/11	2,175		2,262,000
Eircom Funding, Gtd. Notes, (Ireland)	B1	8.25	8/15/13	2,380	(j)	2,582,300
Hawaiian Telcom Communications, Inc.,
Sr. Notes, 144A	B3	8.914(k)	5/1/13	2,075	(g)	2,137,250
Sr. Notes, 144A	B3	9.75	5/1/13	1,700	(g)	1,802,000
Sr. Sub. Notes, 144A	Caa1	12.50	5/1/15	1,800	(g)	1,917,000
MCI, Inc.,
Sr. Notes	B2	7.688	5/1/09	14,175		14,759,719
Sr. Notes	B2	8.735	5/1/14	925		1,037,156
Nextel Communications, Inc.,
Sr. Notes	Ba3	6.875	10/31/13	75	(d)	80,156
Sr. Notes	Ba3	5.95	3/15/14	2,000	(d)	2,077,500
Qwest Communications Int’l., Inc., Sr. Notes, 144A	B3	7.50	2/15/14	6,700		6,339,875
Qwest Corp.,
Sr. Notes, 144A	Ba3	7.875	9/1/11	1,150		1,198,875
Sr. Notes, 144A	Ba3	7.625	6/15/15	6,525		6,663,656

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	25

Portfolio of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)			Value (Note 1)

Qwest Services Corp., Sec’d. Notes	Caa1	13.50%	12/15/10		$21,581		$24,926,055
Rogers Wireless Communications, Inc. (Canada),
Sr. Sec’d. Notes	Ba3	9.625	5/1/11		5,100	(j)	5,986,125
Sr. Sec’d. Notes	Ba3	6.375	3/1/14		1,200	(g)(j)	1,221,000
Sr. Sub. Notes	B2	8.00	12/15/12		225	(g)(j)	242,437
SBA Communications Corp., Sr. Notes	Caa1	8.50	12/1/12		1,200		1,293,000
Triton PCS, Inc., Gtd. Notes	Caa1	8.50	6/1/13		2,140		1,974,150
Ubiquitel Operating Co., Sr. Notes	Caa1	9.875	3/1/11		5,525		6,063,688
US Unwired, Inc., Sr. Sec’d. Notes, Ser. B	B2	7.66(k)	6/15/10		1,850	(g)	1,900,875

							117,857,837

Tobacco 0.1%
RJ Reynolds Tobacco Holdings, Inc.,
Notes, 144A	Ba2	6.50	7/15/10		250	(g)	249,375
Notes, 144A	Ba2	7.30	7/15/15		2,000	(g)	2,000,000

							2,249,375

Total corporate bonds (cost $1,620,318,483)							1,641,036,955

SOVEREIGN BONDS 1.9%
Republic of Argentina,
Bonds	B3	3.00	4/30/13	EUR	6,815	(j)	5,474,489
Notes	B3	3.01	8/3/12	EUR	4,655	(j)(g)	4,210,448
Notes	B-(a)	2.79	12/31/33		7,937	(j)	2,793,182
Notes	B-(a)	1.20	12/31/38	EUR	15,414	(j)	6,650,085
Republic of Brazil, Notes	B1	8.25	1/20/34		2,375	(g)(j)	2,322,750
Republic of Colombia, Notes	Ba2	10.00	1/23/12		4,531	(g)(j)	5,278,615
Republic of Philippines, Notes	B1	9.375	1/18/17		6,260	(j)	6,698,200

Total sovereign bonds (cost $31,797,456)							33,427,769

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

Description	Shares		Value (Note 1)

COMMON STOCKS 1.1%
Birch Telecom, (cost $5,000,000; purchased 6/18/98)	31,304	(c)(f)(l)	$313
Classic Communications, Inc., (cost $0; purchased 5/3/99)	3,000	(c)(f)(l)	30
Color Spot Nurseries, Inc., (cost $5,070,366; purchased 12/30/03)	57,197	(c)(f)(l)	228,788
Firearms Training Systems, Inc.	122,000	(c)	164,700
GenTek, Inc.	26,175	(c)(d)	260,441
IMPSAT Fiber Networks, Inc.	118,952	(c)	666,131
Kaiser Group Holdings, Inc.	14,459	(c)(d)	467,026
Liberty Global, Inc., Cl. A	76,334	(c)	3,562,497
Link Energy LLC, (cost $227,080; purchased 3/1/03)	20,000	(c)(l)	1,900
Nextel Communications, Inc., Cl. A	50,000	(c)(d)	1,615,500
NTL, Inc.	12,881	(c)	881,318
Peachtree Cable Assoc. Ltd., (cost $314,921; purchased 12/10/86)	31,559	(b)(c)(f)(l)	58,768
Premium Standard Farms, Inc.	817,446	(c)	10,953,776
Specialty Foods Acquisition Corp., 144A (cost $0; purchased 1/7/00)	25	(c)(d)(f)(l)	0
Sterling Chemicals, Inc.	159	(d)(c)	5,963
TRISM, Inc., (cost $0; purchased 3/7/00)	27,543	(b)(c)(d)(l)	151
Walter Industries, Inc.	4,274		171,815
York Research Corp., (cost $0; purchased 12/30/02)	15,105	(c)(l)	2

Total common stocks (cost $45,074,097)			19,039,119

PREFERRED STOCKS 0.6%

Building Materials & Construction
New Millenium Homes LLC, Ser. A (cost $0; purchased 5/27/98)	2,000	(d)(f)(l)	20

Cable
Adelphia Communications Corp., 13.00% (cost $1,860,000; purchased 8/8/01)	20,000	(c)(l)	10,000
PTV, Inc., Ser. A. 10.00%	9		26

			10,026

Capital Goods
Eagle-Picher Holdings, Inc., 11.75% (cost $8,699,886; purchased 2/19/98)	1,530	(c)(l)	191,250
Kaiser Group Holdings, Inc., 7.00%, PIK	5,429	(d)	301,309

			492,559

Foods
AmeriKing, Inc., 13.00% (cost $13,414; purchased 9/2/99)	1,619	(c)(e)(l)	2

Media & Entertainment 0.4%
Paxon Communications Corp., 14.25%	1,205	(c)	7,776,269

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	27

Portfolio of Investments

as of June 30, 2005 (Unaudited) Cont’d.

Description	Shares		Value (Note 1)

Technology 0.2%
Xerox Corp., 6.25%	28,520	(d)	$3,413,844

Telecommunications
McLeodUSA, Inc., Ser. A, 2.50%	78,235	(d)	17,994
World Access, Inc., 13.25% (cost $6,500,000; purchased 4/7/98)	4,663	(f)(l)	5

			17,999

Total preferred stocks (cost $46,269,127)			11,710,719

	Expiration Date	Warrants
WARRANTS(c) 0.3%
Aladdin Gaming, (cost $0; purchased 2/18/98)	3/1/10	30,000	(b)(l)	3
Allegiance Telecom, Inc., (cost $0; purchased 1/29/98)	2/3/08	14,200	(b)(l)	1
Bestel SA (Mexico), (cost $0; purchased 5/13/98)	5/15/49	12,000	(b)(d)(j)(l)	1
GenTek, Inc.,
(cost $2,725; purchased 8/3/99)	10/31/10	14,910	(d)(l)	42,493
(cost $4,087; purchased 8/3/99)	10/31/08	30,529	(d)(l)	83,955
GT Group Telecom, Inc. (Canada), 144A (cost $0; purchased 1/27/00)	2/1/10	8,610	(j)(l)	9
HF Holdings, Inc., (cost $4,375; purchased 9/30/99)	9/27/09	4,375	(b)(f)(l)	4
ICG Communications, Inc., (cost $0; purchased 8/4/95)	10/15/05	127,809	(l)	13
McLeodUSA, Inc, (cost $0; purchased 7/15/97)	4/16/07	173,364	(d)	867
Price Communications Corp., (cost $0; purchased 7/31/97)	8/1/07	17,200	(b)(l)	825,015
Star Choice Communications (Canada), (cost $0; purchased 4/15/98)	12/15/05	124,485	(j)(l)	969,738
Sterling Chemicals, Inc., (cost $0; purchased 8/16/96)	8/15/08	5,450	(d)(l)	1
Telus Corp. (Canada), (cost $1,617,823; purchased 1/19/01)	9/15/05	108,785	(j)	2,628,246
TVN Entertainment, (cost $5,615,000; purchased 10/21/04)	1/1/49	46,241		26,820
Verado Holdings, Inc., (cost $0; purchased 4/6/98)	4/15/08	4,075		2,897

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

Description	Expiration Date	Warrants		Value (Note 1)

Versatel Telecom Int’l. NV (Netherlands), (cost $0; purchased 5/21/98)	5/15/08	10,000	(j)(l)	$1
Viasystems Group, Inc., (cost $3,297,246; purchased 11/17/97)	1/10/31	166,335	(f)(l)	17
XM Satellite Radio, Inc., 144A (cost $3; purchased 3/10/00)	3/15/10	345	(l)	3

Total warrants (cost $10,541,260)				4,580,084

Total long-term investments (cost $1,772,909,202)				1,726,620,108

		Shares
SHORT-TERM INVESTMENTS 22.1%
MONEY MARKET FUND
Core Investment Fund - Taxable Money Market Series (Note 3)(h)(i) (cost $400,230,534)		400,230,534		400,230,534

Total Investments 117.7% (cost $2,173,139,736)				2,126,850,642
Liabilities in excess of other assets (17.7%)				(319,890,837)

Net Assets 100.0%				$1,806,959,805

144A—Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

(a)	Standard & Poor’s rating.
(b)	Indicates a restricted security; the aggregate cost of such securities is $18,714,849. The aggregate value of $4,839,943 is approximately .27% of net assets.
(c)	Non-income producing security.
(d)	Consists of more than one class of securities traded together as a unit; generally bonds with attached stock or warrants.
(e)	Represents issuer in default on interest payments; non-income producing security.
(f)	Fair valued security.
(g)	All or portion of security is on loan. The aggregate market value of such securities is $325,421,091; cash collateral of $343,109,513 (included in liabilities) was received with the portfolio purchased highly liquid short-term investments.
(h)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(i)	Pudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(j)	US$ denominated foreign bonds.
(k)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate at June 30, 2005.

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	29

Portfolio of Investments

as of June 30, 2005 (Unaudited) Cont’d.

(l)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid security is $124,596,845. The aggregate value, $62,700,073 represents 3.47% of net assets.
(m)	The rate shown reflects the coupon rate after the step date.
(n)	Liabilities in excess of other assets include net unrealized depreciation on foreign currency contracts:

Forward foreign currency contract outstanding at June 30, 2005:

Foreign Currency Purchase Contracts	Current Value	Value at Settlement Date Payable	Unrealized Appreciation
Euro Currency, Expiring 7/12/05	$5,351,410	$5,367,984	$(16,574)

EUR—Euro Dollars.

GBP—Great Britain Pounds.

LLC—Limited Liability Company.

LP—Limited Partnership.

PIK—Payment-in-kind.

NR—Not Rated by Moody’s or Standard & Poor’s.

The Fund’s current Prospectus contains a description of Moody’s and Standard & Poor’s ratings.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and liabilities in excess of assets shown as a percentage of net assets as of June 30, 2005 was as follows:

Money Market Mutual Fund (including 19.0% of collateral received for securities on loan)	22.1%
Electric	9.4
Health Care & Pharmaceutical	8.7
Chemicals	6.7
Telecommunications	6.5
Gaming	6.4
Media & Entertainment	6.3
Lodging & Leisure	4.8
Capital Goods	4.3
Pipelines & Other	3.9
Metals	3.8
Automotive	3.5
Paper	3.5
Packaging	3.4
Technology	3.4
Energy–Other	3.2
Cable	2.6
Retailers	2.0
Foods	1.9
Sovereign Bonds	1.9
Aerospace/Defense	1.7
Building Materials & Construction	1.7
Consumer	1.4
Common Stocks	1.1
Asset Backed Securities	0.9
Airlines	0.8
Preferred Stocks	0.6
Banking	0.5
Non Captive Finance	0.3
Warrants	0.3
Tobacco	0.1

117.7
Liabilities in excess of other assets	(17.7)

100.0%

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	31

Statement of Assets and Liabilities

as of June 30, 2005 (Unaudited)

Assets
Investments, at value, including securities on loan of $325,421,091:
Unaffiliated investments (cost $1,772,909,202)	$1,726,620,108
Affiliated investments (cost $400,230,534)	400,230,534
Foreign currency, at value (cost $1,724,133)	1,638,416
Dividends and interest receivable	34,441,529
Receivable for investments sold	6,497,978
Receivable for Fund shares sold	711,897
Prepaid expenses	17,379

Total assets	2,170,157,841

Liabilities
Payable to broker for collateral for securities on loan	343,109,513
Payable for investments purchased	6,329,835
Payable to custodian	5,018,977
Dividends payable	3,565,213
Payable for Fund shares reacquired	3,135,452
Management fee payable	683,746
Transfer agent fee payable	645,577
Distribution fee payable	551,374
Accrued expenses	101,504
Deferred directors’ fees	40,271
Unrealized depreciation on forward currency contracts	16,574

Total liabilities	363,198,036

Net Assets	$1,806,959,805

Net assets were comprised of:
Common stock, at par	$3,146,169
Paid-in capital in excess of par	3,091,410,955

3,094,557,124
Distributions in excess of net investment income	(3,758,900)
Accumulated net realized loss on investments and foreign currency transactions	(1,237,449,205)
Net unrealized depreciation on investments and foreign currencies	(46,389,214)

Net assets June 30, 2005	$1,806,959,805

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($1,342,062,213 ÷ 233,590,859 shares of common stock issued and outstanding)	$5.75
Maximum sales charge (4.5% of offering price)	0.27

Maximum offering price to public	$6.02

Class B
Net asset value, offering price and redemption price per share ($363,127,395 ÷ 63,306,583 shares of common stock issued and outstanding)	$5.74

Class C
Net asset value, offering price and redemption price per share ($69,607,472 ÷ 12,133,838 shares of common stock issued and outstanding)	$5.74

Class R
Net asset value, offering price and redemption price per share ($2,500 ÷ 435 shares of common stock issued and outstanding)	$5.75

Class Z
Net asset value, offering price and redemption price per share ($32,160,225 ÷ 5,585,232 shares of common stock issued and outstanding)	$5.76

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	33

Statement of Operations

Six Months Ended June 30, 2005 (Unaudited)

Net Investment Income
Income
Interest	$68,916,534
Unaffiliated dividends	1,886,657
Affiliated dividend income	820,969
Affiliated income from securities loaned, net	365,172

Total income	71,989,332

Expenses
Management fee	4,164,747
Distribution fee—Class A	1,600,882
Distribution fee—Class B	1,605,152
Distribution fee—Class C	281,721
Distribution fee—Class R	1
Transfer agent’s fees and expenses (including affiliated expense of approximately $1,019,000)	1,102,000
Custodian’s fees and expenses	195,000
Reports to shareholders	136,000
Registration fees	47,000
Directors’ fees	27,000
Legal fees and expenses	19,000
Audit fee	11,000
Miscellaneous	46,979

Total expenses	9,236,482

Net investment income	62,752,850

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain on:
Investment transactions	14,972,869
Foreign currency transactions	304,675

15,277,544

Net change in unrealized appreciation (depreciation) on:
Investments	(70,382,981)
Foreign currencies	(82,363)

(70,465,344)

Net loss on investments and foreign currency transactions	(55,187,800)

Net Increase In Net Assets Resulting From Operations	$7,565,050

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
Increase (Decrease) In Net Assets
Operations
Net investment income	$62,752,850	$137,631,619
Net realized gain on investment and foreign currency transactions	15,277,544	25,184,460
Net change in unrealized appreciation (depreciation) of investments and foreign currencies	(70,465,344)	20,342,163

Net increase in net assets resulting from operations	7,565,050	183,158,242

Dividends from net investment income (Note 1)
Class A	(47,512,361)	(96,111,579)
Class B	(14,739,551)	(37,049,411)
Class C	(2,590,074)	(6,004,591)
Class R	(13)	—
Class Z	(1,155,419)	(2,469,824)

	(65,997,418)	(141,635,405)

Fund share transactions (Net of share conversions) (Note 7)
Net proceeds from shares sold	128,538,504	133,355,723
Net asset value of shares issued in reinvestment of dividends	34,555,610	75,381,490
Cost of shares reacquired	(228,206,217)	(453,535,998)

Net decrease in net assets from Fund share transactions	(65,112,103)	(244,798,785)

Total decrease	(123,544,471)	(203,275,948)

Net Assets
Beginning of period	1,930,504,276	2,133,780,224

End of period	$1,806,959,805	$1,930,504,276

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	35

Notes to Financial Statements

(Unaudited)

Dryden High Yield Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The primary investment objective of the Fund is to maximize current income through investment in a diversified portfolio of high yield fixed-income securities which, in the opinion of the Fund’s investment adviser, do not subject the Fund to unreasonable risks. As a secondary investment objective, the Fund seeks capital appreciation but only when consistent with its primary objective. Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market risk (general market liquidity) and credit risk (an issuer’s inability to meet principal and interest payments on its obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities listed on a securities exchange are valued at the last price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the official closing price provided by NASDAQ. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and

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before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from the security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Restricted Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Certain issues of restricted securities held by the Fund at the end of the fiscal period may include registration rights under which the Fund may demand registration by the issuer, of which the Fund may bear the cost of such registration. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Loan Participations: The Fund may invest in loan participations, another type of restricted security. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Fund assumes the credit risk of the borrower, the selling participant and any other persons interpositioned between the Fund and the borrower (“intermediate participants”). The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Dryden High Yield Fund, Inc.	37

Notes to Financial Statements

Cont’d

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the closing daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains (losses) realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net realized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period-ended exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific

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receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation (depreciation) on investments and foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Forward currency contracts involve elements of both market and credit risk in excess of the amounts reported on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income (loss) (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Taxes: For federal income taxes purposes, it is Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dryden High Yield Fund, Inc.	39

Notes to Financial Statements

Cont’d

Dividends and Distributions: The Fund declares daily and pays dividends of net investment income monthly and makes distributions of net realized capital and currency gains, if any, annually. Dividends and distribution to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of ..50% of the Fund’s average daily net assets up to $250 million, .475% of the next $500 million, .45% of the next $750 million, .425% of the next $500 million, .40% of the next $500 million, .375% of the next $500 million and .35% of the Fund’s average daily net assets in excess of $3 billion. The effective management fee rate was .46 of 1% for the six months ended June 30, 2005.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, B, C and R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by it. The

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distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .75 of 1%, 1% and .75 of 1% of the average daily net assets of the Class A, B, C and R shares, respectively. For the six months ended June 30, 2005, PIMS has contractually agreed to limit such fees to ..25 of 1%, .75 of 1% and .50 of 1% of the average daily net assets of the Class A, Class C and Class R shares, respectively.

PIMS has advised the Fund that it has received approximately $278,700 in front-end sales charges resulting from sales of Class A shares during the six months ended June 30, 2005. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended June 30, 2005, it received approximately $2,800, $307,300 and $7,800 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively.

PI, PIMS and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The commitment under the credit agreement is $500 million. The Funds pay a commitment fee of .075 of 1% of the unused portion of the agreement. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The expiration of the SCA is October 28, 2005. The Fund did not borrow any amounts pursuant to the SCA during the six months ended June 30, 2005.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI, and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. The transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended June 30, 2005, the Fund

Dryden High Yield Fund, Inc.	41

Notes to Financial Statements

Cont’d

incurred approximately $138,600 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

PIM is the securities lending agent for the Fund. For the six months ended June 30, 2005, PIM has been compensated by the Fund in the amount of approximately $138,000 for these services.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2005 were $400,520,952 and $393,035,169, respectively.

As of June 30, 2005, the Fund has securities on loan with an aggregate market value of $325,421,091. The Fund received $343,109,513 in cash, as collateral for securities on loan with which it purchased highly liquid short-term investments in accordance with the Fund’s securities lending procedures.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of June 30, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation
$2,187,071,951	$83,691,235	$143,912,544	$(60,221,309)

The difference between book basis and tax basis is primarily attributable to the difference in the treatment of market discount, amortization of premiums and wash sales for book and tax purposes.

For federal income tax purposes, the Fund had a capital loss carryforward at December 31, 2004 of approximately $1,234,638,000, of which $137,467,000 expires in 2007, $312,066,000 expires in 2008, $369,236,000 expires 2009 and

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$386,017,000 expires in 2010. The remaining amount resulted from when the Fund acquired a capital loss carryforward from the merger with Prudential High Yield Total Return Fund, Inc. in the amount of $29,852,000, of which $1,698,000 expires in 2006, $6,981,000 expires in 2007, $8,555,000 in 2008 and $12,618,000 expires in 2009, respectively. The future utilization of the acquired built-in losses from Prudential High Yield Total Return Fund, Inc. in the amount of $18,309,338, will be limited under Section 382 of the Internal Revenue Code of 1986, as amended. The annual limitation to be applied to all Section 382 losses will be $3,494,000. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such allowable amounts. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration date. In addition, as of December 31, 2004, the Fund elected to treat post-October capital and currency losses of approximately $10,823,000 and $70,000, respectively, incurred in the two month period ended December 31, 2004 as having been incurred in the following fiscal year.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z Shares. Class A shares are subject to a maximum front-end sales charge (FESC) of 4.5% and all investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are subject to a CDSC of 1% if sold within 12 months of purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively to a limited group of investors.

The Fund is authorized to issue 3 billion shares of common stock, $.01 par value per share, divided into five classes, designated Class A, Class B, Class C, Class R and Class Z common stock. Of the authorized shares of common stock of the Fund, 750 million shares are designated Class A common stock, 750 million shares are designated Class B common stock, 750 million shares are designated Class C common stock, 375 million shares are designated Class R common stock and 375 million shares are designated Class Z common stock. As of June 30, 2005 Class R shares were not available to the public and the outstanding shares were seeded and owned by Prudential.

Dryden High Yield Fund, Inc.	43

Notes to Financial Statements

Cont’d

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended June 30, 2005:
Shares sold	18,591,079	$106,045,787
Shares issued in reinvestment of dividends	4,414,231	25,444,293
Shares reacquired	(26,371,475)	(152,244,832)

Net increase (decrease) in shares outstanding before conversion	(3,366,165)	(20,754.752)
Shares issued upon conversion from Class B	11,545,005	66,729,663

Net increase (decrease) in shares outstanding	8,178,840	$45,974,911

Year ended December 31, 2004:
Shares sold	12,360,634	$71,390,483
Shares issued in reinvestment of dividends	9,161,500	53,029,281
Shares reacquired	(46,786,778)	(270,679,919)

Net increase (decrease) in shares outstanding before conversion	(25,264,644)	(146,260,155)
Shares issued upon conversion from Class B	15,333,614	88,858,239

Net increase (decrease) in shares outstanding	(9,931,030)	$(57,401,916)

Class B
Six months ended June 30, 2005:
Shares sold	2,063,488	$11,980,775
Shares issued in reinvestment of dividends	1,159,218	6,674,684
Shares reacquired	(9,068,031)	(52,348,737)

Net increase (decrease) in shares outstanding before conversion	(5,845,325)	(33,693,278)
Shares redeemed upon conversion to Class A	(11,552,636)	(66,729,663)

Net increase (decrease) in shares outstanding	(17,397,961)	$(100,422,941)

Year ended December 31, 2004:
Shares sold	6,521,977	$37,767,874
Shares issued in reinvestment of dividends	2,968,726	17,149,203
Shares reacquired	(20,238,734)	(116,679,071)

Net increase (decrease) in shares outstanding before conversion	(10,748,031)	(61,761,994)
Shares redeemed upon conversion to Class A	(15,360,128)	(88,858,239)

Net increase (decrease) in shares outstanding	(26,108,159)	$(150,620,233)

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Class C	Shares	Amount
Six months ended June 30, 2005:
Shares sold	387,522	$2,236,778
Shares issued in reinvestment of distributions	236,324	1,360,668
Shares reacquired	(2,577,758)	(14,865,178)

Net increase (decrease) in shares outstanding	(1,953,912)	$(11,267,732)

Year ended December 31, 2004:
Shares sold	1,201,251	$6,943,109
Shares issued in reinvestment of distributions	557,285	3,220,067
Shares reacquired	(4,472,114)	(25,713,475)

Net increase (decrease) in shares outstanding	(2,713,578)	$(15,550,299)

Class R
June 6, 2005 to June 30, 2005:
Shares sold	435	$2,500
Shares issued in reinvestment of distributions	—	—
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	435	$2,500

Class Z
Six months ended June 30, 2005:
Shares sold	1,436,915	$8,272,664
Shares issued in reinvestment of distributions	186,188	1,075,965
Shares reacquired	(1,514,283)	(8,747,470)

Net increase (decrease) in shares outstanding	108,820	$601,159

Year ended December 31, 2004:
Shares sold	2,981,778	$17,254,257
Shares issued in reinvestment of distributions	341,370	1,982,939
Shares reacquired	(6,958,687)	(40,463,533)

Net increase (decrease) in shares outstanding	(3,635,539)	$(21,226,337)

Dryden High Yield Fund, Inc.	45

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended June 30, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.93

Income/loss from investment operations:
Net investment income	.20
Net realized and unrealized gain (loss) on investment transactions	(.17)

Total from investment operations	.03

Less Distributions
Dividends from net investment income	(.21)
Distributions in excess of net investment income	—
Tax return of capital distributions	—

Total distributions	(.21)

Net asset value, end of period	$5.75

Total Return(a):	.25%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,342,062
Average net assets (000)	$1,291,319
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	.88	%(e)
Expenses, excluding distribution and service (12b-1) fees	.63	%(e)
Net investment income	7.04	%(e)
For Classes A, B, C and Z shares:
Portfolio turnover rate	22	%(f)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon weighted average shares outstanding during the period.
(c)	Less than $.005 per share.
(d)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25% of 1% of the average daily net assets of the Class A shares.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

46	Visit our website at www.jennisondryden.com

Class A
Year Ended December 31,
2004	2003	2002	2001	2000

$5.80	$4.99	$5.57	$6.20	$7.38

.41	.43	.47	.61 (b)	.69 (b)
.14	.82	(.57)	(.61)	(1.17)

.55	1.25	(.10)	—	(.48)

(.42)	(.44)	(.48)	(.61)	(.69)
—	—	—	—	— (c)
—	—	—	(.02)	(.01)

(.42)	(.44)	(.48)	(.63)	(.70)

$5.93	$5.80	$4.99	$5.57	$6.20

9.93%	25.66%	(1.56)%	(.25)%	(6.88)%

$1,336,703	$1,364,999	$1,160,389	$1,323,184	$1,482,144
$1,318,334	$1,286,769	$1,206,048	$1,433,298	$1,591,228

.89%	.90%	.90%	.88%	.85%
.64%	.65%	.65%	.63%	.60%
7.08%	7.93%	9.13%	10.14%	9.95%

55%	68%	50%	77%	71%

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	47

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended June 30, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.92

Income/loss from investment operations:
Net investment income	.19
Net realized and unrealized gain (loss) on investment transactions	(.17)

Total from investment operations	.02

Less Distributions
Dividends from net investment income	(.20)
Distributions in excess of net investment income	—
Tax return of capital distributions	—

Total distributions	(.20)

Net asset value, end of period	$5.74

Total Return(a):	.18%
Ratios/Supplemental Data:
Net assets, end of period (000)	$363,127
Average net assets (000)	$431,588
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.38	%(d)
Expenses, excluding distribution and service (12b-1) fees	.63	%(d)
Net investment income	6.58	%(d)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon weighted average shares outstanding during the period.
(c)	Less than $.005 per share.
(d)	Annualized.

See Notes to Financial Statements.

48	Visit our website at www.jennisondryden.com

Class B
Year Ended December 31,
2004	2003	2002	2001	2000

$5.79	$4.98	$5.56	$6.19	$7.36

.38	.40	.44	.58 (b)	.65 (b)
.14	.82	(.57)	(.61)	(1.16)

.52	1.22	(.13)	(.03)	(.51)

(.39)	(.41)	(.45)	(.58)	(.65)
—	—	—	—	— (c)
—	—	—	(.02)	(.01)

(.39)	(.41)	(.45)	(.60)	(.66)

$5.92	$5.79	$4.98	$5.56	$6.19

9.39%	25.08%	(2.07)%	(.78)%	(7.28)%

$477,841	$618,539	$610,615	$801,358	$1,051,971
$545,044	$629,849	$720,123	$965,014	$1,453,221

1.39%	1.40%	1.40%	1.38%	1.35%
.64%	.65%	.65%	.63%	.60%
6.62%	7.44%	8.60%	9.66%	9.41%

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	49

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended June 30, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.92

Income/loss from investment operations:
Net investment income	.19
Net realized and unrealized gain (loss) on investment transactions	(.17)

Total from investment operations	.02

Less Distributions
Dividends from net investment income	(.20)
Distributions in excess of net investment income	—
Tax return of capital distributions	—

Total distributions	(.20)

Net asset value, end of period	$5.74

Total Return(a):	.18%
Ratios/Supplemental Data:
Net assets, end of period (000)	$69,607
Average net assets (000)	$75,748
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	1.38	%(e)
Expenses, excluding distribution and service (12b-1) fees	.63	%(e)
Net investment income	6.56	%(e)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon weighted average shares outstanding during the period.
(c)	Less than $.005 per share.
(d)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .75% of 1% of the average daily net assets of the Class C shares.
(e)	Annualized.

See Notes to Financial Statements.

50	Visit our website at www.jennisondryden.com

Class C
Year Ended December 31,
2004	2003	2002	2001	2000

$5.79	$4.98	$5.56	$6.19	$7.36

.38	.40	.44	.58 (b)	.65 (b)
.14	.82	(.57)	(.61)	(1.16)

.52	1.22	(.13)	(.03)	(.51)

(.39)	(.41)	(.45)	(.58)	(.65)
—	—	—	—	— (c)
—	—	—	(.02)	(.01)

(.39)	(.41)	(.45)	(.60)	(.66)

$5.92	$5.79	$4.98	$5.56	$6.19

9.39%	25.08%	(2.07)%	(.78)%	(7.28)%

$83,412	$97,291	$72,213	$68,382	$67,890
$88,295	$90,157	$72,506	$70,073	$82,438

1.39%	1.40%	1.40%	1.38%	1.35%
.64%	.65%	.65%	.63%	.60%
6.61%	7.42%	8.65%	9.66%	9.44%

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	51

Financial Highlights

(Unaudited) Cont’d

	Class R
	June 6, 2005(a) through June 30, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.73

Income/loss from investment operations:
Net investment income	.03
Net realized and unrealized gain (loss) on investment transactions	.02

Total from investment operations	0.05

Less Distributions
Dividends from net investment income	(.03)
Distributions in excess of net investment income	—
Tax return of capital distributions	—

Total distributions	(.03)

Net asset value, end of period	$5.75

Total Return(a):	.42%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3
Average net assets (000)	$2
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	1.13	%(c)
Expenses, excluding distribution and service (12b-1) fees	.63	%(c)
Net investment income	7.68	%(c)

(a)	Commencement of Operations
(b)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	During the period, the Distributor of the fund contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.

See Notes to Financial Statements.

52	Visit our website at www.jennisondryden.com

This Page Intentionally Left Blank

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended June 30, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.94

Income/loss from investment operations:
Net investment income	.21
Net realized and unrealized gain (loss) on investment transactions	(.17)

Total from investment operations	.04

Less Distributions
Dividends from net investment income	(.22)
Distributions in excess of net investment income	—
Tax return of capital distributions	—

Total distributions	(.22)

Net asset value, end of period	$5.76

Total Return(a):	.55%
Ratios/Supplemental Data:
Net assets, end of period (000)	$32,160
Average net assets (000)	$30,408
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.63	%(c)
Expenses, excluding distribution and service (12b-1) fees	.63	%(c)
Net investment income	7.28	%(c)

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon weighted average shares outstanding during the period.
(c)	Annualized.

See Notes to Financial Statements.

54	Visit our website at www.jennisondryden.com

Class Z
Year Ended December 31,
2004	2003	2002	2001	2000

$5.81	$5.00	$5.58	$6.20	$7.39

.42	.44	.48	.63 (b)	.70 (b)
.15	.82	(.57)	(.60)	(1.17)

.57	1.26	(.09)	.03	(.47)

(.44)	(.45)	(.49)	(.63)	(.70)
—	—	—	—	(.01)
—	—	—	(.02)	(.01)

(.44)	(.45)	(.49)	(.65)	(.72)

$5.94	$5.81	$5.00	$5.58	$6.20

10.20%	25.94%	(1.30)%	.19%	(6.58)%

$32,548	$52,951	$45,609	$42,252	$37,288
$32,828	$56,046	$43,494	$42,557	$43,997

.64%	.65%	.65%	.63%	.60%
.64%	.65%	.65%	.63%	.60%
7.32%	8.17%	9.41%	10.41%	10.17%

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	55

Approval of Advisory Agreements

The Board of Directors (the “Board”) of Dryden High Yield Fund, Inc. oversees the management of the Fund, and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including a majority of the Independent Directors, met on May 24, 2005 and June 23, 2005 and approved the renewal of the agreements through July 31, 2006, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group was objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-year, three-year and five-year time periods ending December 31, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Directors did not identify any single factor that was dispositive and each Director attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 24, 2005 and June 23, 2005.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

Dryden High Yield Fund, Inc.

Approval of Advisory Agreements (continued)

Several of the material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of fund accounting, recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of Dryden High Yield Fund

The Board received and considered information about the Fund’s historical performance, noting that the Fund had achieved performance that was in the third quartile over the one-year period ending December 31, performance that was in the

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second quartile over the three-year period ending December 31, and performance that was in the third quartile over the five-year period ending December 31 in relation to the group of comparable funds in a peer universe (the “Peer Universe”). The Board noted, however, that the Fund’s performance was similar to that of the Fund’s benchmark index over the same one-year and three-year time periods, but that the Fund underperformed in comparison to the benchmark index over a five-year period.

The Board concluded that the Fund’s performance did not warrant a change.

The funds included in the Peer Universe are objectively determined solely by Lipper Inc., independent provider of investment company data.

Fees and Expenses

The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds provided by Lipper Inc.

The Fund’s management fee of 0.456% ranked in the first quartile in its Lipper 15(c) Peer Group. The Board concluded that the management and subadvisory fees are reasonable.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Dryden High Yield Fund, Inc.

Approval of Advisory Agreements (continued)

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at its current level of assets the Fund’s effective fee rate reflected some of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure currently results in benefits to Fund shareholders whether or not PI realizes any economies of scale.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Visit our website at www.jennisondryden.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2005, is available on the Fund’s website at www.prudential.com and on the Commission’s website at www.sec.gov.

DIRECTORS

Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS

Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Maryanne Ryan, Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN
Through July 24, 2005	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

Effective July 25, 2005	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

Dryden High Yield Fund, Inc.
Share Class	A	B	C	R	Z
NASDAQ	PBHAX	PBHYX	PRHCX	N/A	PHYZX
CUSIP	262438104	262438203	262438302	262438500	262438401

Prudential Fixed Income is a business unit of Prudential Investment Management, Inc. (PIM). Quantitative Management Associates LLC, Jennison Associates LLC, and PIM are registered investment advisers and Prudential Financial companies.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of June 30, 2005, were not audited, and accordingly, no auditor’s opinion is expressed on them.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders of the Fund can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden High Yield Fund, Inc., PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to that Director at Dryden High Yield Fund, Inc., PO Box 13964, Philadelphia, PA 19176. Communications to the Board or individual Directors are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund will provide a full list of its portfolio holdings as of the end of each month on its website at www.jennisondryden.com approximately 30 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden High Yield Fund, Inc.
Share Class	A	B	C	R	Z
NASDAQ	PBHAX	PBHYX	PRHCX	N/A	PHYZX
CUSIP	262438104	262438203	262438302	262438500	262438401

MF110E2    IFS-A107929                Ed. 08/2005

Item 2 –	Code of Ethics — Not required as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 –	Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year if the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a) (1)	Code of Ethics – Not applicable with semi-annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden High Yield Fund, Inc.

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs Secretary

Date August 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice President and Principal Executive Officer

Date August 24, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres Treasurer and Principal Financial Officer

Date August 24, 2005

*	Print the name and title of each signing officer under his or her signature.